AB Municipal Income Fund, Inc.

AB California Portfolio

Portfolio of Investments

February 28, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.9%
Long-Term Municipal Bonds – 93.5%
California – 90.2%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A Zero Coupon, 10/01/2047(a)	$17,955	$10,687,344
AGM Series 2024 Zero Coupon, 10/01/2053	2,000	503,042
Bakersfield City School District (Bakersfield City School District) BAM Series 2012-C Zero Coupon, 05/01/2047(a)	6,380	4,944,998
Bay Area Toll Authority (Bay Area Toll Authority) Series 2021 2.16% (MUNIPSA + 0.30%), 04/01/2056(b)	2,000	1,974,396
2.27% (MUNIPSA + 0.41%), 04/01/2056(b)	14,800	14,573,107
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) Series 2024-B 5.25%, 07/01/2044	3,000	3,220,155
5.25%, 07/01/2049	9,000	9,556,591
5.25%, 07/01/2054	7,350	7,775,589
AGM Series 2024-B 4.50%, 07/01/2054	2,000	1,992,540
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	5,000	5,308,807
Series 2024 5.00%, 08/01/2055	8,600	9,243,973
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 01/01/2055	12,000	12,770,420
5.00%, 11/01/2055	10,000	10,638,153
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,375	10,946,281
California Community Choice Financing Authority (Goldman Sachs Group) Series 2021 4.00%, 10/01/2052	5,745	5,808,775
Series 2023 5.00%, 12/01/2053	8,650	9,107,245
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,000	4,038,432
Series 2022-A 4.00%, 05/01/2053	3,675	3,719,477

	Principal Amount (000)	U.S. $ Value

Series 2023 4.531% (SOFR + 1.63%), 07/01/2053(b)	$5,000	$4,994,219
4.571% (SOFR + 1.67%), 02/01/2054(b)	5,000	5,044,411
5.00%, 02/01/2054	12,500	13,366,294
Series 2024-E 5.00%, 02/01/2055	4,700	5,100,519
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056	12,265	13,513,600
California Community Choice Financing Authority (Pacific Mutual Holding) Series 2024-F 5.00%, 02/01/2055	5,020	5,455,758
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	10,000	10,889,466
California Community College Financing Authority (NCCD-Orange Coast Properties) Series 2018 5.25%, 05/01/2043	3,600	3,732,516
5.25%, 05/01/2048	2,750	2,837,197
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)	1,000	879,499
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)	2,000	1,738,586
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)	1,000	735,900
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)	2,000	1,415,776
California County Tobacco Securitization Agency (Los Angeles County Securitization) Series 2020-A 4.00%, 06/01/2049	7,155	6,649,817
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027	2,170	2,193,286
California Educational Facilities Authority (Art Center College of Design) Series 2018-A 5.00%, 12/01/2037	1,265	1,306,408
5.00%, 12/01/2044	6,885	6,982,603

	Principal Amount (000)	U.S. $ Value

California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2047	$4,000	$4,042,438
California Educational Facilities Authority (Prerefunded - US Treasuries) Series 2015 5.00%, 04/01/2035	4,415	4,422,767
California Educational Facilities Authority (St. Mary’s College of California) Series 2023 5.25%, 10/01/2044	2,100	2,204,634
California Educational Facilities Authority (University of Redlands) Series 2022-A 5.00%, 10/01/2044	2,500	2,548,596
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2031	2,000	2,023,821
Series 2023 4.25%, 11/01/2048	3,230	3,197,179
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(c)	1,920	1,930,163
California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2064(c)	5,000	4,957,549
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(c)	1,000	875,304
California Enterprise Development Authority (Rocklin Academy/The) Series 2021 4.00%, 06/01/2051(c)	1,875	1,671,469
4.00%, 06/01/2061(c)	840	727,688
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2024 5.00%, 12/01/2034	2,245	2,488,314
5.00%, 12/01/2036	4,250	4,674,615
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2035	1,365	1,398,187
5.00%, 08/15/2036	3,000	3,069,323
5.00%, 08/15/2042	2,000	2,025,315
California Health Facilities Financing Authority (Stanford Health Care Obligated Group) Series 2023-A 5.00%, 08/15/2033	10,000	11,886,884
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033	7,167	7,209,171

	Principal Amount (000)	U.S. $ Value

California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	$6,908	$6,735,366
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	6,198	6,165,993
Series 2021-2, Class X 0.825%, 03/25/2035(d)	2,861	121,231
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	1,898	1,781,333
California Housing Finance Agency (CAHFA 2023-1) Series 2023-1, Class A 4.375%, 09/20/2036	1,972	2,045,495
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	4,750	4,754,820
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2024 8.00%, 01/01/2050(c)	3,000	3,098,666
California Infrastructure & Economic Development Bank (Equitable School Revolving Fund Obligated Group) Series 2024 5.00%, 11/01/2049	3,250	3,455,389
5.00%, 11/01/2054	4,500	4,754,969
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2016 5.00%, 01/01/2036(c)	1,500	1,294,901
California Infrastructure & Economic Development Bank (Museum Associates) Series 2021 2.56% (MUNIPSA + 0.70%), 12/01/2050(b)	4,600	4,582,848
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(c)	20,000	21,100,146
California Infrastructure & Economic Development Bank (Roseville Sustainable Energy Partner) Series 2024 5.25%, 07/01/2049	10,000	10,625,411

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group) Series 2016-A 5.00%, 06/01/2036	$1,900	$1,922,186
5.00%, 06/01/2046	1,000	1,002,766
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	3,160	3,159,850
5.00%, 04/01/2041	3,000	2,922,813
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032	565	583,148
5.00%, 10/01/2033	625	644,516
5.00%, 10/01/2034	570	587,153
5.00%, 10/01/2035	600	617,481
5.00%, 10/01/2036	1,150	1,181,854
5.00%, 10/01/2037	2,000	2,052,462
California Municipal Finance Authority (California Institute of the Arts) Series 2021 4.00%, 10/01/2046	1,340	1,199,815
4.00%, 10/01/2051	1,200	1,032,265
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2033	1,370	1,463,426
5.00%, 05/15/2041	3,470	3,620,501
5.00%, 05/15/2042	2,705	2,811,177
5.00%, 05/15/2049	4,500	4,608,915
5.00%, 05/15/2052	1,575	1,609,437
California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2054(c)	1,000	989,390
California Municipal Finance Authority (Congregational Homes Obligated Group) Series 2022 4.00%, 11/15/2042	560	510,447
4.00%, 11/15/2052	3,605	3,002,005
4.00%, 11/15/2056	1,685	1,373,097
California Municipal Finance Authority (Generics Municipal Bond) Series 2025-A 5.375%, 01/01/2055(c)	2,000	2,023,957
5.50%, 01/01/2060(c)	3,000	3,052,376
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2014 5.25%, 01/01/2045	1,295	1,038,362
California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032	5,000	5,024,094

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 4.00%, 12/31/2047	$5,000	$4,602,780
5.00%, 12/31/2036	5,685	5,850,151
5.00%, 12/31/2037	4,000	4,109,947
5.00%, 12/31/2047	8,005	8,052,282
AGM Series 2018 3.25%, 12/31/2032	1,000	955,576
California Municipal Finance Authority (PRS-California Obligated Group) Series 2024 5.00%, 04/01/2039	655	718,825
5.00%, 04/01/2040	535	584,665
5.00%, 04/01/2049	1,300	1,373,500
5.00%, 04/01/2054	1,170	1,227,275
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	10,000	10,777,749
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(e) (f)	2,745	54,900
California Pollution Control Financing Authority (Channelside Water Resources) Series 2023 5.00%, 07/01/2035(c)	2,000	2,173,582
5.00%, 07/01/2038(c)	1,000	1,073,133
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2039(c)	8,740	9,043,795
5.00%, 11/21/2045(c)	9,000	9,195,841
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(c)	2,000	2,086,470
California Public Finance Authority (Hazelden Betty Ford Foundation) Series 2025 5.00%, 11/01/2049	750	790,922
5.00%, 11/01/2054	2,000	2,099,109
California Public Finance Authority (Henry Mayo Newhall Hospital Obligated Group) Series 2017 5.00%, 10/15/2037	1,000	1,013,488
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2042(c)	2,750	2,713,915
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2015-A 5.00%, 07/01/2045(c)	4,675	4,683,042

	Principal Amount (000)	U.S. $ Value

Series 2016 5.25%, 07/01/2052(c)	$2,500	$2,520,476
California School Finance Authority (Aspire Public Schools Obligated Group) Series 2020-A 5.00%, 08/01/2059(c)	2,000	1,984,162
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(c)	1,200	1,205,953
5.00%, 06/01/2047(c)	1,565	1,528,974
California School Finance Authority (California School Finance Authority) Series 2017 5.00%, 06/01/2047(c)	700	691,172
5.00%, 06/01/2053(c)	1,775	1,712,334
California School Finance Authority (Classical Academy Obligated Group) Series 2021 4.00%, 10/01/2046(c)	1,250	1,100,796
Series 2022 5.00%, 10/01/2061(c)	2,000	2,001,360
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(g)	2,325	1,395,000
5.00%, 06/01/2051(g)	2,910	1,746,000
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(c)	430	431,135
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2035(c)	4,770	4,789,566
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 5.00%, 07/01/2058(c)	625	622,997
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2015-A 5.00%, 08/01/2045(c)	1,000	1,001,250
Series 2022 5.00%, 08/01/2032(c)	710	743,863
5.75%, 08/01/2052(c)	1,650	1,766,690
California School Finance Authority (Hawking STEAM Charter Schools) Series 2022 5.00%, 07/01/2042(c)	1,860	1,899,710
5.25%, 07/01/2052(c)	2,755	2,808,721
5.375%, 07/01/2056(c)	1,990	2,034,918
5.50%, 07/01/2062(c)	1,775	1,819,461

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Kipp SoCal Public Schools Obligated Group) Series 2017-A 5.00%, 07/01/2037(c)	$935	$956,237
Series 2019-A 5.00%, 07/01/2049(c)	2,000	2,028,057
Series 2020-A 4.00%, 07/01/2055(c)	835	735,050
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.50%, 06/01/2062(c)	2,300	2,420,426
California School Finance Authority (Partnerships to Uplift Communities Series 2023 Obligated Group) Series 2023 5.50%, 08/01/2043(c)	550	582,894
5.50%, 08/01/2047(c)	525	551,600
California School Finance Authority (Prerefunded - US Treasuries) Series 2017 5.00%, 06/01/2047(c)	800	832,949
5.00%, 06/01/2053(c)	2,025	2,108,401
California School Finance Authority (Rex & Margaret Fortune School of Education) Series 2024 5.00%, 06/01/2054(c)	2,350	2,290,566
5.125%, 06/01/2059(c)	1,500	1,477,378
5.125%, 06/01/2064(c)	2,350	2,293,745
California School Finance Authority (Rocketship Education Obligated Group) Series 2016-A 5.00%, 06/01/2036(c)	1,000	1,000,990
5.00%, 06/01/2046(c)	2,500	2,465,124
Series 2017 5.125%, 06/01/2047(c)	700	699,038
Series 2017-G 5.00%, 06/01/2037(c)	360	362,548
5.00%, 06/01/2053(c)	2,075	2,010,659
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014 5.625%, 10/01/2034	575	575,161
6.00%, 10/01/2049	715	715,177
California State Public Works Board (State of California Lease) Series 2024 5.00%, 04/01/2044	1,500	1,662,958
5.00%, 04/01/2049	1,500	1,631,963
5.05%, 04/01/2032	2,000	2,043,680
5.06%, 04/01/2033	1,000	1,020,214

	Principal Amount (000)	U.S. $ Value

California State University (California State University) Series 2017-B 3.899%, 11/01/2047	$4,900	$4,213,502
Series 2020-D 1.49%, 11/01/2028	1,500	1,358,156
Series 2021-B 2.144%, 11/01/2033	6,000	4,920,677
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2032(c)	1,635	1,668,523
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2034	1,000	1,032,982
5.00%, 05/15/2035	1,410	1,454,701
5.00%, 05/15/2036	1,500	1,544,415
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2035	1,000	1,085,152
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057	2,000	2,137,136
California Statewide Communities Development Authority (John Muir Health Obligated Group) Series 2024-A 5.25%, 12/01/2054	18,310	19,906,363
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2016 5.00%, 06/01/2036(c)	1,000	1,007,823
Series 2019 5.00%, 06/01/2051(c)	3,165	3,134,924
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(c)	5,000	5,072,258
5.25%, 12/01/2056(c)	1,700	1,710,803
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2039(c)	2,295	2,349,114
5.25%, 07/01/2049(c)	2,675	2,701,385
5.25%, 07/01/2052(c)	1,565	1,576,669

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Southern California Edison) Series 2023 4.50%, 11/01/2033	$8,050	$8,212,851
Capistrano Unified School District School Facilities Improvement District No. 1 (Capistrano Unified School District School Facilities Improvement District No. 1) AGM Series 2001-B Zero Coupon, 08/01/2025	1,500	1,482,259
Central Valley Energy Authority (Pacific Mutual Holding) Series 2025 5.00%, 12/01/2055	2,000	2,195,064
City of Atwater CA Wastewater Revenue (City of Atwater CA Wastewater Revenue) AGM Series 2017-A 5.00%, 05/01/2040	1,000	1,030,239
5.00%, 05/01/2043	1,000	1,024,129
City of Fairfield CA (City of Fairfield CA COP) AGC Series 2007 Zero Coupon, 04/01/2035	3,700	2,573,309
City of Fremont CA Community Facilities District No. 1 (City of Fremont CA Community Facilities District No. 1) Series 2015 5.00%, 09/01/2040	4,000	4,016,368
City of Irvine CA (City of Irvine CA Community Facilities District No. 2013-3 Improvement Area No. 8) Series 2018 5.00%, 09/01/2043	2,400	2,462,100
5.00%, 09/01/2048	4,250	4,335,478
City of Long Beach CA Marina System Revenue (City of Long Beach CA Marina System Revenue) Series 2015 5.00%, 05/15/2040	2,250	2,252,639
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2013-B 5.00%, 06/01/2031	5,000	5,002,003
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2022 3.25%, 05/15/2049	2,000	1,548,148
5.00%, 05/15/2045	1,500	1,565,822
City of Palo Alto CA (City of Palo Alto CA University Ave AD) Series 2012 5.00%, 09/02/2025	1,685	1,703,993
5.00%, 09/02/2028	530	535,738
5.00%, 09/02/2030	745	752,647
City of Riverside CA Sewer Revenue (City of Riverside CA Sewer Revenue) Series 2015-A 5.00%, 08/01/2033	10,090	10,169,667

	Principal Amount (000)	U.S. $ Value

City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2033	$1,315	$1,354,979
5.00%, 09/01/2034	1,000	1,029,989
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036	640	649,546
City of San Francisco CA Public Utilities Commission Water Revenue (City of San Francisco CA Public Utilities Commission Water Revenue) Series 2020 2.825%, 11/01/2041	4,810	3,777,198
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose Intl Airport SJC) Series 2017-A 5.00%, 03/01/2033	1,100	1,128,806
5.00%, 03/01/2034	2,000	2,049,260
5.00%, 03/01/2035	3,500	3,582,799
5.00%, 03/01/2037	1,800	1,837,169
City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032	1,000	1,042,290
5.00%, 01/01/2047	3,895	3,972,201
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)	2,000	1,569,575
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)	2,000	1,401,898
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)	3,000	2,662,748
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(c)	1,000	704,817
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(c)	4,000	2,794,306

	Principal Amount (000)	U.S. $ Value

Compton Community Redevelopment Agency Successor Agency (Compton Community Redevelopment Agency Successor Agency) AGM Series 2022-A 5.25%, 08/01/2032	$3,500	$3,951,329
Contra Costa Community College District (Contra Costa Community College District) Series 2014-A 4.00%, 08/01/2029	2,100	2,100,834
County of Los Angeles CA Community Facilities District No. 2021-01 (County of Los Angeles CA Community Facilities District No. 2021-01 Area No. 1) Series 2022 5.00%, 09/01/2047	2,750	2,851,794
5.00%, 09/01/2052	2,500	2,580,636
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040	990	1,002,152
5.00%, 09/01/2045	1,250	1,260,726
County of Sacramento CA Airport System Revenue (County of Sacramento CA Airport System Revenue) Series 2016-B 5.00%, 07/01/2036	1,755	1,800,947
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)	5,000	3,766,440
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 4.00%, 05/01/2057(c)	1,000	724,492
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(c)	3,000	2,402,428
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)	5,000	3,991,037
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 4.00%, 07/01/2058(c)	1,000	501,219
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)	2,500	1,951,842

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)	$1,000	$713,639
4.00%, 12/01/2056(c)	1,000	781,263
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(c)	1,000	840,228
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(c)	2,000	1,487,842
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(c)	2,400	1,957,851
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(c)	1,000	704,458
4.00%, 10/01/2048(c)	3,000	2,242,814
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	1,500	1,064,337
Foothill-De Anza Community College District (Foothill-De Anza Community College District) AMBAC Series 2007-A Zero Coupon, 08/01/2034	1,995	1,477,999
Foothill-Eastern Transportation Corridor Agency (Foothill-Eastern Transportation Corridor Agency) Series 2021-A 4.00%, 01/15/2046	5,810	5,698,501
Series 2021-C 4.00%, 01/15/2043	1,500	1,492,941
Fremont Union High School District (Fremont Union High School District) Series 2024 5.00%, 08/01/2029	1,000	1,108,648
5.00%, 08/01/2032	1,000	1,167,480
5.00%, 08/01/2034	1,850	2,218,262
5.00%, 08/01/2035	1,170	1,397,602
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Lease) Series 2021 2.746%, 06/01/2034	3,175	2,752,237
3.115%, 06/01/2038	5,000	4,126,915
3.293%, 06/01/2042	2,000	1,566,696

	Principal Amount (000)	U.S. $ Value

Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	$6,730	$6,300,211
Series 2021-B Zero Coupon, 06/01/2066	37,370	4,390,523
Series 2022 5.00%, 06/01/2051	10,000	10,370,722
Irvine Facilities Financing Authority (City of Irvine CA Community Facilities District No. 2013-3) BAM Series 2023 Zero Coupon, 09/01/2049	1,300	407,319
Zero Coupon, 09/01/2050	1,250	372,599
Irvine Unified School District (Irvine Unified School District) Series 2017-B 5.00%, 09/01/2047	995	1,010,495
Lake Elsinore Public Financing Authority (Lake Elsinore Public Financing Authority) Series 2015 5.00%, 09/01/2031	2,690	2,705,875
5.00%, 09/01/2035	1,835	1,844,061
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.00%, 11/15/2035	3,630	4,005,004
5.50%, 11/15/2037	5,300	6,170,352
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023-D 5.00%, 07/01/2041	12,755	13,975,411
Series 2024-B 5.00%, 07/01/2038	1,640	1,840,452
Series 2024-E 5.00%, 07/01/2039	1,660	1,874,108
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022-B 5.00%, 07/01/2052	1,495	1,567,050
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2021-C 5.00%, 07/01/2041	1,250	1,330,588
Series 2022-C 5.00%, 07/01/2042	8,750	9,441,225
Series 2022-D 5.00%, 07/01/2047	2,000	2,111,082
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2024-A 5.00%, 07/01/2032	27,000	31,311,884
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	2,000	2,524,208
Series 2009-B 6.50%, 11/01/2039	10,000	12,621,038

	Principal Amount (000)	U.S. $ Value

Menifee Union School District (Menifee Union School District) Series 2018 5.00%, 09/01/2043	$1,000	$1,024,895
5.00%, 09/01/2048	1,215	1,240,226
Northern California Energy Authority (Pacific Mutual Holding) Series 2024 5.00%, 12/01/2054	10,000	10,709,046
Oakland Unified School District/Alameda County (Prerefunded - US Treasuries) Series 2015-A 5.00%, 08/01/2031	1,640	1,656,467
5.00%, 08/01/2032	1,500	1,515,062
5.00%, 08/01/2033	2,200	2,222,090
Oxnard Financing Authority (City of Oxnard CA Wastewater Revenue) AGM Series 2014 5.00%, 06/01/2031	5,250	5,257,328
Palomar Health (Palomar Health Obligated Group) Series 2016-A 5.00%, 08/01/2031	1,285	1,288,426
Port of Los Angeles (Port of Los Angeles) Series 2024-2 5.00%, 08/01/2036	1,000	1,109,421
Series 2024-A 5.00%, 08/01/2031	1,000	1,096,879
5.00%, 08/01/2032	2,000	2,211,054
5.00%, 08/01/2034	2,060	2,307,568
Poway Unified School District Public Financing Authority (Poway Unified School District Public Financing Authority) Series 2015-A 5.00%, 09/01/2033	1,500	1,510,029
5.00%, 09/01/2034	995	1,001,569
Redding Joint Powers Financing Authority (Redding Joint Powers Financing Authority) Series 2015-A 5.00%, 06/01/2030	1,350	1,371,325
Rialto Redevelopment Agency (Rialto Redevelopment Agency) Series 2018 5.00%, 09/01/2032	500	534,021
5.00%, 09/01/2033	500	533,188
5.00%, 09/01/2037	2,235	2,364,794
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 1) Series 2022 5.00%, 09/01/2052	5,200	5,249,037
Riverside County Transportation Commission (Riverside County Transportation Commission) Series 2021 4.00%, 06/01/2040	3,330	3,371,319
4.00%, 06/01/2041	1,765	1,776,782

	Principal Amount (000)	U.S. $ Value

Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.74% (CME Term SOFR 3 Month + 0.55%), 06/01/2034(b)	$1,410	$1,375,986
3.76% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(b)	5,375	4,977,552
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2020 5.00%, 07/01/2035	650	691,023
5.00%, 07/01/2036	500	530,369
5.00%, 07/01/2037	250	264,578
5.00%, 07/01/2038	250	263,975
5.00%, 07/01/2039	255	268,177
5.00%, 07/01/2040	250	262,080
Series 2021-B 4.00%, 07/01/2041	3,010	2,971,563
Series 2023 5.00%, 07/01/2043	1,185	1,258,940
5.00%, 07/01/2053	11,000	11,433,479
San Diego Unified School District/CA (San Diego Unified School District/CA) Series 2023 5.00%, 07/01/2048	10,000	10,951,681
Series 2025-S 5.00%, 07/01/2034(h)	1,000	1,183,998
Series 2025-Z 5.00%, 07/01/2030(h)	1,000	1,119,429
San Francisco City & County Public Utilities Commission Wastewater Revenue (San Francisco City & County Public Utilities Commission Wastewater Revenue) Series 2024 4.655%, 10/01/2027	2,000	2,019,374
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South) Series 2016-B 5.00%, 08/01/2033	1,000	1,025,424
5.00%, 08/01/2035	1,000	1,024,256
Series 2016-C 5.00%, 08/01/2032	1,000	1,025,778
5.00%, 08/01/2035	1,000	1,024,256
San Francisco Intl Airport (San Francisco Intl Airport) Series 2017-A 5.00%, 05/01/2042	2,000	2,027,144
Series 2019-E 5.00%, 05/01/2050	2,000	2,027,975
Series 2022-C 3.283%, 05/01/2036	3,000	2,602,062
Series 2023-E 5.50%, 05/01/2041	5,350	5,924,306

	Principal Amount (000)	U.S. $ Value

Series 2024 5.00%, 05/01/2037	$5,265	$5,791,673
5.25%, 05/01/2042	10,185	11,085,679
5.25%, 05/01/2044	5,050	5,442,960
5.25%, 05/01/2049	7,500	8,010,097
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	3,405	3,884,534
Santa Barbara Secondary High School District (Santa Barbara Secondary High School District) Series 2011-A
Zero Coupon, 08/01/2036	15,395	9,636,275
Santa Clara Valley Water District Safe Clean Water Revenue (Santa Clara Valley Water District Safe Clean Water Revenue Lease) Series 2022-A 5.00%, 08/01/2049	1,210	1,311,725
Sierra Joint Community College District School Facilities District No. 2 (Sierra Joint Community College District School Facilities District No. 2) NATL Series 2007-B
Zero Coupon, 06/01/2032	5,485	4,351,943
South San Francisco Unified School District (South San Francisco Unified School District) Series 2025 5.00%, 09/01/2026(h)	3,990	4,106,850
5.00%, 09/01/2027(h)	2,160	2,272,506
5.00%, 09/01/2033(h)	1,150	1,327,091
5.00%, 09/01/2034(h)	1,010	1,177,973
5.00%, 09/01/2035(h)	1,110	1,307,574
5.00%, 09/01/2036(h)	1,015	1,189,992
5.00%, 09/01/2037(h)	1,110	1,292,939
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	3,600	3,829,036
Southern California Public Power Authority (Goldman Sachs Group) Series 2007-A 5.00%, 11/01/2033	5,880	6,325,516
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2036	2,160	2,435,145
5.00%, 07/01/2048	4,275	4,523,166
5.25%, 07/01/2053	8,985	9,623,324
Series 2024 5.00%, 07/01/2053	2,540	2,689,682
State of California (State of California) Series 2004 5.30%, 04/01/2029	5	5,010

	Principal Amount (000)	U.S. $ Value

Series 2009 7.55%, 04/01/2039	$1,000	$1,206,823
Series 2017 5.00%, 08/01/2026	3,000	3,107,362
Series 2018 4.60%, 04/01/2038	2,000	1,933,939
Series 2022 5.00%, 09/01/2042	7,000	7,748,681
Series 2023 5.25%, 10/01/2050	5,000	5,501,927
5.25%, 09/01/2053	20,000	22,045,586
6.00%, 03/01/2033	4,000	4,340,620
Series 2024 5.00%, 09/01/2025	1,000	1,012,286
5.15%, 09/01/2034	2,000	2,062,889
Stockton Redevelopment Agency Successor Agency (Stockton Redevelopment Agency Successor Agency) AGM Series 2016-A 5.00%, 09/01/2033	2,800	2,881,015
5.00%, 09/01/2034	1,000	1,027,340
Successor Agency to the Redev of San Francisco - Mission Bay North (Successor Agency to the Redev of San Francisco - Mission Bay North) Series 2016-A 5.00%, 08/01/2032	1,025	1,051,422
5.00%, 08/01/2034	1,105	1,132,766
5.00%, 08/01/2035	595	609,432
5.00%, 08/01/2036	775	793,018
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	10,000	1,766,336
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2019 5.00%, 06/01/2037	1,000	1,049,794
5.00%, 06/01/2048	8,970	9,139,670
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment) Series 2020 5.00%, 10/01/2040	1,000	1,028,045
5.00%, 10/01/2045	2,000	2,033,485
5.00%, 10/01/2049	2,200	2,223,124
University of California (Prerefunded - US Treasuries) Series 2015-I 4.00%, 05/15/2033	5,000	5,013,997
University of California (University of California) Series 2023-B 4.693%, 05/15/2033	5,600	5,629,379
5.00%, 05/15/2035	5,000	5,785,456
5.00%, 05/15/2036	5,000	5,750,848

	Principal Amount (000)	U.S. $ Value

Upland Unified School District (Upland Unified School District) Series 2011-C Zero Coupon, 08/01/2035	$1,020	$716,288
Washington Township Health Care District (Washington Township Health Care District) Series 2017-B 5.00%, 07/01/2032	2,000	2,042,000
5.00%, 07/01/2033	1,500	1,529,767
Series 2023-B 5.25%, 08/01/2048	1,750	1,931,547
AGM Series 2023-B 4.25%, 08/01/2045	1,225	1,246,381
Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	10,000	10,227,303

		1,156,946,519

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	430	435,900
Series 2018 7.125%, 09/01/2038(c)	1,385	1,495,245

		1,931,145

Georgia – 0.0%
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2037	100	103,501
5.00%, 01/01/2039	100	104,659

		208,160

Guam – 1.6%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2023 5.375%, 10/01/2040	250	268,000
5.375%, 10/01/2043	1,050	1,108,493
Series 2024-A 5.25%, 10/01/2035	535	578,553
5.25%, 10/01/2036	200	216,255
5.25%, 10/01/2038	1,050	1,131,183
5.25%, 10/01/2039	1,055	1,132,405
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036	2,940	3,026,523
5.00%, 10/01/2037	1,300	1,336,120
Series 2022-A 5.00%, 10/01/2044	3,700	3,845,884

	Principal Amount (000)	U.S. $ Value

Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	$3,805	$3,902,964
5.00%, 12/01/2030	415	425,625
5.00%, 12/01/2032	455	465,949
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,000	2,884,889
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	215	220,164

		20,543,007

Indiana – 0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(e) (f)	47	5

Puerto Rico – 1.3%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033	1,238	876,307
Series 2022-C Zero Coupon, 11/01/2043	56	35,176
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(c)	2,490	2,629,269
5.00%, 07/01/2035(c)	1,945	2,034,797
Series 2021-C 3.75%, 07/01/2027(c)	1,000	936,263
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AGM Series 2007-V 5.25%, 07/01/2031	1,000	1,011,696
NATL Series 2007-V 5.25%, 07/01/2032	1,000	1,002,426
5.25%, 07/01/2034	1,000	1,001,660
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	172	170,368
6.625%, 01/01/2028	1,313	1,295,952
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,700	2,025,759

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 4.329%, 07/01/2040	$980	$976,358
4.55%, 07/01/2040	90	90,210
5.00%, 07/01/2058	2,900	2,911,251

		16,997,492

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)	1,010	986,953

Washington – 0.0%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(c)	130	128,200
5.00%, 01/01/2049(c)	100	95,785

		223,985

Wisconsin – 0.1%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(g)	2,000	1,847,491

Total Long-Term Municipal Bonds (cost $1,215,023,292)		1,199,684,757

Short-Term Municipal Notes – 4.4%
California – 4.4%
Bay Area Toll Authority (Bay Area Toll Authority) Series 2024 1.35%, 04/01/2059(i)	2,150	2,150,000
City of Los Angeles CA (City of Los Angeles CA) Series 2024 5.00%, 06/26/2025	5,000	5,029,759
County of Los Angeles CA (County of Los Angeles CA) Series 2024 5.00%, 06/30/2025	25,000	25,155,352
County of Riverside CA (County of Riverside CA) Series 2024-A 3.00%, 10/17/2025	2,500	2,502,699
County of Santa Cruz CA (County of Santa Cruz CA) Series 2024 5.00%, 07/01/2025	5,500	5,544,330
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2024-Q 5.00%, 07/01/2025	5,460	5,504,200

	Principal Amount (000)	U.S. $ Value

Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.31%, 10/01/2047(c) (i)	$5,000	$5,000,000
San Diego Unified School District/CA (San Diego Unified School District/CA) Series 2024-A 5.00%, 06/30/2025	5,000	5,038,240

Total Short-Term Municipal Notes (cost $55,880,745)		55,924,580

Total Municipal Obligations (cost $1,270,904,037)		1,255,609,337

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Agency CMBS – 0.4%
California Housing Finance Agency Series 2021-3, Class X 0.792%, 08/20/2036(d)	2,514	118,500
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class AUS 2.032%, 01/25/2038	3,562	2,909,831
Series 2022-ML13, Class ACA 2.875%, 07/25/2036	1,886	1,720,628
Series 2022-ML13, Class XCA 0.957%, 07/25/2036(d)	5,282	280,595

Total Commercial Mortgage-Backed Securities (cost $5,734,238)		5,029,554

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Energy – 0.0%
AES Guayama Holdings 0.00%(e) (j) (k) (cost $518,457)	28,882	84,047

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Fixed Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50%, 03/04/2026(j) (k) (cost $68,351)	$69	67,246

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(l) (m) (n) (cost $20,917,884)	20,917,884	$20,917,884

Total Investments – 99.9% (cost $1,298,142,967)(o)		1,281,708,068
Other assets less liabilities – 0.1%		976,408

Net Assets – 100.0%		$1,282,684,476

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	41,210	10/15/2028	CPI#	2.565%	Maturity	$(74,195)	$—	$(74,195)
USD	36,500	10/15/2029	2.569%	CPI#	Maturity	10,970	—	10,970
USD	35,500	10/15/2029	2.485%	CPI#	Maturity	149,030	—	149,030
USD	28,184	10/15/2029	2.516%	CPI#	Maturity	77,724	—	77,724
USD	28,158	10/15/2029	2.451%	CPI#	Maturity	162,307	—	162,307
USD	28,158	10/15/2029	2.499%	CPI#	Maturity	99,899	—	99,899
USD	43,290	10/15/2030	CPI#	2.531%	Maturity	(38,947)	—	(38,947)

						$386,788	$—	$386,788

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	14,000	01/15/2027	1 Day SOFR	2.719%	Annual	$(315,140)	$—	$(315,140)
USD	24,500	10/15/2030	1 Day SOFR	4.092%	Annual	412,148	—	412,148
USD	9,700	10/15/2030	1 Day SOFR	4.082%	Annual	161,033	—	161,033
USD	21,800	07/31/2031	1 Day SOFR	4.087%	Annual	316,618	(773)	317,391
USD	23,000	08/15/2031	1 Day SOFR	3.524%	Annual	(401,918)	—	(401,918)
USD	20,700	09/15/2031	1 Day SOFR	3.689%	Annual	(141,206)	(2,894)	(138,312)
USD	21,200	12/03/2031	1 Day SOFR	4.027%	Annual	333,688	2,577	331,111
USD	14,200	08/15/2034	3.304%	1 Day SOFR	Annual	671,989	—	671,989
USD	16,500	08/15/2034	3.231%	1 Day SOFR	Annual	856,877	—	856,877
USD	20,000	08/15/2034	3.545%	1 Day SOFR	Annual	537,856	—	537,856

						$2,431,945	$(1,090)	$2,433,035

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	12,620	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$922,690	$—	$922,690

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2025.
(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2025.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2025, the aggregate market value of these securities amounted to $195,731,593 or 15.3% of net assets.

(d)	IO - Interest Only.
(e)	Non-income producing security.
(f)	Defaulted.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.39% of net assets as of February 28, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046	04/22/2016	$ 2,333,363	$1,395,000	0.11%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2051	04/22/2016-10/25/2017	2,918,998	1,746,000	0.14%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	2,000,000	1,847,491	0.14%

(h)	When-Issued or delayed delivery security.
(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Fair valued by the Adviser.
(l)	The rate shown represents the 7-day yield as of period end.
(m)	Affiliated investments.
(n)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(o)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,001,942 and gross unrealized depreciation of investments was $(33,694,328), resulting in net unrealized depreciation of $(12,692,386).

As of February 28, 2025, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.7% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB California Portfolio

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,199,684,757	$—	$1,199,684,757
Short-Term Municipal Notes	—	55,924,580	—	55,924,580
Commercial Mortgage-Backed Securities	—	5,029,554	—	5,029,554
Preferred Stocks	—	—	84,047	84,047
Asset-Backed Securities	—	—	67,246	67,246
Short-Term Investments	20,917,884	—	—	20,917,884

Total Investments in Securities	20,917,884	1,260,638,891	151,293	1,281,708,068
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	499,930	—	499,930
Centrally Cleared Interest Rate Swaps	—	3,290,209	—	3,290,209
Interest Rate Swaps	—	922,690	—	922,690
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(113,142)	—	(113,142)
Centrally Cleared Interest Rate Swaps	—	(858,264)	—	(858,264)

Total	$20,917,884	$1,264,380,314	$151,293	$1,285,449,491

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2025 is as follows:

Portfolio	Market Value 05/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,448	$296,911	$278,441	$20,918	$450